[LOGO] FIRST AMERICAN FUNDS(TM)

                                                AUGUST 1, 2003



                                                PROSPECTUS
                                                FIRST AMERICAN FUNDS, INC.

                                                ASSET CLASS - Money Market Funds





                         MONEY MARKET
                                FUNDS
                       CLASS Z SHARES

                                                PRIME OBLIGATIONS FUND










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF CONTENTS

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FUND SUMMARY
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  Prime Obligations Fund                                                       2
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POLICIES & SERVICES
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  Buying and Selling Shares                                                    4
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  Managing Your Investment                                                     6
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ADDITIONAL INFORMATION
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  Management                                                                   7
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  More About The Fund                                                          8
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  Financial Highlights                                                         9
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FOR MORE INFORMATION                                                  Back Cover
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

FUND SUMMARY

INTRODUCTION

This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

                                1 Prospectus - First American Money Market Funds
                                               Class Z Shares

FUND SUMMARY

PRIME OBLIGATIONS FUND

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OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

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MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

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MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

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FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class Z and Class A shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses.

                                2 Prospectus - First American Money Market Funds
                                               Class Z Shares

FUND SUMMARY

PRIME OBLIGATIONS FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

  4.97%      5.12%      5.04%      4.57%      5.79%      3.55%      1.19%
--------------------------------------------------------------------------
  1996       1997       1998       1999       2000       2001       2002

Best Quarter:
Quarter ending   December 31, 2000   1.49%

Worst Quarter:
Quarter ending   December 31, 2002   0.24%

AVERAGE ANNUAL TOTAL RETURNS         Inception                                    Since
AS OF 12/31/02                            Date     One Year     Five Years    Inception

----------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND (CLASS A)       1/21/95         1.19%         4.01%         4.46%
----------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/03 through 6/30/03 for Class A shares was 0.30%.
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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES
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 MAXIMUM SALES CHARGE (LOAD)                                              None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

ANNUAL FUND OPERATING EXPENSES1 as a % of average net assets
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 Management Fees                                                          0.10%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.26%
 Waiver of Fund Expenses2                                                (0.06)%
 NET EXPENSES(2)                                                          0.20%

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

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 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

   1 year                                                                   $ 20
   3 years                                                                  $ 78
   5 years                                                                  $140
  10 years                                                                  $325

                                3 Prospectus - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

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MULTIPLE CLASS INFORMATION

The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class Z shares which are only offered by Prime Obligations Fund. Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o    higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o    have higher annual expenses than Class A shares.

o    do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Z SHARES. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

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CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 3:30 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

                                4 Prospectus - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES CONTINUED

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HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Institutions are required to make a minimum initial investment of $10 million, however there is no minimum subsequent investment requirement. The fund may waive or modify these minimum investment requirements at any time. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 3:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

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HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class Z shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares. However, if you are no longer eligible to hold Class Z shares because your account balance is less than $10 million, you may exchange your shares for Class I shares at net asset value. Class I shares have higher expenses than Class Z shares, but lower expenses than Class A shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

                                5 Prospectus - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

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STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

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TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

                                6 Prospectus - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2003, U.S. Bancorp Asset Management and its affiliates had more than $123 billion in assets under management, including investment company assets of more than $58 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

For the fund's most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.32% of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

DIRECT CORRESPONDENCE TO:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                                7 Prospectus - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUND

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INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor. To avoid duplicative investment advisory fees, when the fund invests in other money market funds advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the investment advisory fee paid by the fund to the investment advisor related to such investments. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


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INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

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INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

                                8 Prospectus - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

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FINANCIAL HIGHLIGHTS

The following table presents performance information for the fund. Because Class Z shares were not offered prior to the date of this prospectus, the table presents performance information about the currently outstanding Class A shares of the fund. This information is intended to help you understand the fund's financial performance for the past five years. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions. Class Z and Class A shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses than Class A shares.

The information for the fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal year ended September 30, 1998, has been audited by other auditors.



PRIME OBLIGATIONS FUND

                                                                 Fiscal year ended September 30,
                                            2003(1)       2002           2001          2000          1999         1998
                                          ----------    ----------    ----------    ----------    ----------    ----------
Per Share Data
Net Asset Value, Beginning of Period      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net Investment Income                           0.00          0.01          0.05          0.05          0.04          0.05
Dividends (from net investment income)         (0.00)        (0.01)        (0.05)        (0.05)        (0.04)        (0.05)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                          ==========    ==========    ==========    ==========    ==========    ==========
Total Return(2)                                 0.40%         1.43%         4.61%         5.52%         4.51%         5.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)           $5,050,790    $5,728,745    $5,784,153    $4,614,094    $4,170,881    $3,699,197
Ratio of Expenses to Average Net Assets         0.81%         0.81%         0.83%         0.82%         0.80%         0.70%
Ratio of Net Investment Income to
  Average Net Assets                            0.80%         1.42%         4.46%         5.40%         4.42%         5.00%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                            0.83%         0.84%         0.85%         0.86%         0.87%         0.79%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers)        0.78%         1.39%         4.44%         5.36%         4.35%         4.91%

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                9 Prospectus - First American Money Market Funds
                                               Class Z Shares

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FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

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FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

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STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

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ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROPRIMEZ  8/03

SEC file number: 811-03313                       [LOGO] FIRST AMERICAN FUNDS(TM)

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2003

                         PRIME OBLIGATIONS FUND, CLASS Z

         This Statement of Additional Information has been prepared in connection with the offering of a new class of shares, the Class Z Shares, of Prime Obligations Fund, a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prime Obligations Fund's Prospectus dated the same date as this Statement of Additional Information. The financial statements included as part of the Prime Obligations Fund's Annual Report to shareholders for the fiscal year ended September 30, 2002 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Fund's Prospectus by reference. This Statement of Additional Information and such Prospectus are being filed as amendments to FAF's Registration Statement on Form N-1A. To obtain copies of the Prospectus or the Prime Obligations Fund's Annual Report at no charge, write the Prime Obligations Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

GENERAL INFORMATION.........................................................1

INVESTMENT RESTRICTIONS.....................................................2

ADDITIONAL RESTRICTIONS.....................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3
         Loan Participations; Section 4(2) and Rule 144A Securities.........3
         Securities of Foreign Banks and Branches...........................4
         Foreign Securities.................................................4
         United States Government Securities................................4
         Repurchase Agreements..............................................5
         Credit Enhancement Agreements......................................5
         Variable and Floating Rate Obligations.............................5
         Lending of Portfolio Securities....................................6
         When-Issued and Delayed Delivery Securities........................6
         Money Market Funds.................................................6

PORTFOLIO TURNOVER..........................................................7

DIRECTORS AND EXECUTIVE OFFICERS............................................7
         Independent Directors..............................................7
         Officers...........................................................9
         Standing Committees of the Board of Directors.....................10
         Fund Shares Owned by the Directors................................11
         Approval of Investment Advisory Contract..........................11
         Compensation......................................................12

CODE OF ETHICS.............................................................13

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND........................14
         Investment Advisor................................................14
         Administrator.....................................................15
         Distributor.......................................................16
         Custodian and Auditors............................................16

PORTFOLIO TRANSACTIONS.....................................................16

CAPITAL STOCK..............................................................18

VALUATION OF PORTFOLIO SECURITIES..........................................20

TAXES......................................................................21

CALCULATION OF PERFORMANCE DATA............................................21

ADDITIONAL INFORMATION ABOUT SELLING SHARES................................22
         By Telephone......................................................22
         By Mail...........................................................23
         Redemption Before Purchase Instruments Clear......................23

SHORT-TERM RATINGS.........................................................23
         Standard & Poor's.................................................23
         Moody's...........................................................24

FINANCIAL STATEMENTS.......................................................24

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectus, FAF is organized as a series fund and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). This Statement of Additional Information relates to the Class Z Shares of the Prime Obligations Fund series of FAF. Prime Obligations Fund is referred to in this Statement of Additional Information as the "Fund."

         Shareholders may purchase shares of the Fund through separate classes. Previously the Fund offered its shares in seven classes, Class A, Class B, Class C, Class S, Class I, Class Y and Class D. The Fund now offers an eighth share class, Class Z. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although it has no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of the Fund represents an equal proportionate interest in that Fund. The Fund is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the Class Z Shares of the Fund. This Prospectus can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling First American Funds Investor Services at 800-677-FUND. The Class Z Shares of the Fund are subject to a minimum initial investment of at least $10 million.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and ten separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc.-II, American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Investment Objectives and Policies" below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

---------------------------------------------------
         * According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

For purposes of applying the limitation set forth in number two above, under the 1940 Act as currently in effect the Fund is not permitted to issue senior securities, except that it may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         7.       Sell securities short.

         8.       Invest more than 10% of its net assets in illiquid securities.

                             ADDITIONAL RESTRICTIONS

         The Fund may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor.

         The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Fund's investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Fund's portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that the Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Fund are set forth in the Fund's current Prospectus under "Fund Summaries." This Section describes in additional detail the Fund's main investment strategies and other secondary investment strategies. All investment strategies set forth below are main investment strategies, except for the strategies pertaining to lending of portfolio securities, purchasing securities on a when-issued or delayed delivery basis and investing in money market funds.

         If a percentage limitation under this Section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments and except for the limitation on borrowing from banks.

         The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund's portfolio are purchased with and payable in United States dollars.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         The Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If the Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If the Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets.

Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, the Fund does not intend to subject such securities to the limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         The Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolios of the Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         The Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         The Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, the Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days, and the Fund will not actively trade such components.

REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         The Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on the Fund's investment securities. Although each investment security, at the time it is purchased, must meet the Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of the Fund's securities is advisable. As a non-fundamental policy, the Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of the Fund's total assets.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which the Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

         In connection with the Fund's purchase of variable rate certificates of deposit ("CDs"), the Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option.

Time deposits which may be purchased by the Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because the Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Fund engages in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Fund will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When the Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Fund and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         The Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of the Fund's net assets would be so invested.

MONEY MARKET FUNDS

         The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. The money market funds in which the Fund may invest include other money market funds advised by the Advisor. Investments by the Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

                               PORTFOLIO TURNOVER

         The Fund generally intends to hold its portfolio securities to maturity. In certain instances, however, the Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" and, as set forth in "Fund Summaries" Sections of the Fund's Prospectus, the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invests and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, the Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are set forth in a separate table.

INDEPENDENT DIRECTORS

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN        OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Vice President, Cargo -        First American          None
Gibson, 1200                  of death, resignation,   United Airlines, since July    Funds Complex:
Algonquin Road,               removal,                 2001; Vice President, North    fourteen
Elk Grove                     disqualification, or     America-Mountain Region for    registered
Village,                      successor duly elected   United Airlines (1995-2001)    investment
Illinois 60007                and qualified.                                          companies,
(56)                          Director of FAF since                                   including sixty
                              October 1997                                            eight portfolios

Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American          None
Kedrowski, 16                 of death, resignation,   Management Consulting, Inc.,   Funds Complex:
Dellwood                      removal,                 a management consulting        fourteen
Avenue,                       disqualification, or     firm, since 1992; Chief        registered
Dellwood,                     successor duly elected   Executive Officer, Creative    investment
Minnesota 55110               and qualified.           Promotions International,      companies,
(61)                          Director of FAF since    LLC, a promotional award       including sixty
                              November 1993            programs and products          eight portfolios
                                                       company, since 1999; Board
                                                       member, GC McGuiggan
                                                       Corporation (dba Smyth
                                                       Companies), a label printer,
                                                       since 1993; Advisory Board
                                                       member, Designer Doors,
                                                       manufacturer of designer
                                                       doors, from 1998-2002; acted
                                                       as CEO of Graphics Unlimited
                                                       from 1996-1998

Richard K.        Director    Term expiring earlier    Retired; President and Chief   First American          None
Riederer, S25                 of death, resignation,   Executive Officer, Weirton     Funds Complex:
W35020 Manor                  removal,                 Steel (1995-2001); Director,   fourteen
House Road,                   disqualification, or     Weirton Steel (1993-2001)      registered
Oconomowoc,                   successor duly elected                                  investment
Wisconsin 53066               and qualified.                                          companies,
(58)                          Director of FAF since                                   including sixty
                              August 2001                                             eight portfolios

                                                                                          NUMBER OF          OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                        PORTFOLIOS IN     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        FUND COMPLEX       HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS          OVERSEEN BY       DIRECTOR*
                                                                                           DIRECTOR
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Chairman of FAF's and FAIF's   First American          None
Strauss, 8525                 of death, resignation,   Boards from 1993 to            Funds Complex:
Edinbrook                     removal,                 September 1997 and of FASF's   fourteen
Crossing, Suite               disqualification, or     Board from June 1996 to        registered
5, Brooklyn                   successor duly elected   September 1997; President of   investment
Park, Minnesota               and qualified.           FAF and FAIF from June 1989    companies,
55443 (62)                    Director of FAF since    to November 1989; Owner and    including sixty
                              1984                     Executive Officer, Excensus    eight portfolios
                                                       TM LLC, a consulting firm,
                                                       since 2001; Owner and
                                                       President, Strauss
                                                       Management Company,  a
                                                       Minnesota holding company
                                                       for various organizational
                                                       management business
                                                       ventures, since 1993; Owner,
                                                       Chairman and Chief Executive
                                                       Officer, Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization, since 1993;
                                                       attorney at law

Virginia L.       Chair;      Chair Term three         Owner and President,           First American          None
Stringer, 712     Director    years. Directors Term    Strategic Management           Funds Complex:
Linwood Avenue,               expiring earlier of      Resources, Inc.,  a            fourteen
St. Paul,                     death, resignation,      management consulting firm,    registered
Minnesota 55105               removal,                 since 1993; Executive          investment
(58)                          disqualification, or     Consultant for State Farm      companies,
                              successor duly elected   Insurance Company since        including sixty
                              and qualified. Chair     1997; formerly President and   eight portfolios
                              of FAF's Board since     Director, The Inventure
                              September 1997;          Group, a management
                              Director of FAF since    consulting and training
                              1991                     company; President, Scott's,
                                                       Inc., a transportation
                                                       company, and Vice President
                                                       of Human Resources, The
                                                       Pillsbury Company

James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American          None
2802 Wind Bluff               of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Circle,                       removal,                 company, since 1999            fourteen
Wilmington,                   disqualification, or                                    registered
North Carolina                successor duly elected                                  investment
28409 (59)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              August 2001                                             eight portfolios

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

OFFICERS
                                            TERM OF OFFICE
    NAME, ADDRESS,      POSITION(S) HELD     AND LENGTH OF
       AND AGE             WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc., 800 Nicollet                        since February       December 2000 through May 2001 and of Firstar
Mall, Minneapolis,                        2001                 Investment & Research Management Company from February
Minnesota 55402 (40) *                                         2001 through May 2001; Senior Managing Director and
                                                               Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                               from October 1998 through December 2000; Senior
                                                               Airline Analyst and Director, Equity Research of
                                                               Credit Suisse First Boston through 1998

Mark S. Jordahl, U.S.   Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
Bancorp Asset           - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc. 800                      Vice President  -    Chief Investment Officer, ING Investment Management -
Nicollet Mall,                            Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402 (42) *                    2001                 Financial Corp. (January 1998 to September 2000);
                                                               Executive Vice President and Managing Director,
                                                               Washington Square Advisers (January 1996 to December
                                                               1997)

Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Vice President -     American Asset Management through May 2001
Nicollet Mall,                            Administration of
Minneapolis,                              FAF since March
Minnesota 55402 (46) *                    2000

Robert H. Nelson,       Treasurer         Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset                        Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Treasurer of FAF     American Asset Management from 1998 through May 2001
Nicollet Mall,                            since March 2000     and of Firstar Investment & Research Management
Minneapolis,                                                   Company from February 2001 through May 2001; Senior
Minnesota 55402 (39) *                                         Vice President of Piper Capital Management Inc.
                                                               through 1998

James D. Alt, 50        Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based law
South Sixth Street,                       Board annually;      firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (51)                      from September
                                          1998 through June
                                          2002. Secretary of
                                          FAF since June 2002

Michael J. Radmer, 50   Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based law
South Sixth Street,     Secretary         Board annually;      firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (58)                      since March 2000;
                                          Secretary of FAF
                                          from September
                                          1999 through March
                                          2000

Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based law
Prudhomme, 50 South     Secretary         Board annually;      firm
Sixth Street, Suite                       Assistant
1500, Minneapolis,                        Secretary of FAF
Minnesota 55402 (50)                      since September
                                          1998

                                            TERM OF OFFICE
    NAME, ADDRESS,      POSITION(S) HELD     AND LENGTH OF
       AND AGE             WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess, 612    Assistant         Re-elected by the    Assistant Vice President, Fund Compliance
E. Michigan Street,     Secretary         Board annually;      Administrator, U.S. Bancorp Fund Services, LLC (fka
Milwaukee, Wisconsin                      Assistant            Firstar Mutual Fund Services, LLC) since March 1997
53202 (35) *                              Secretary of FAF
                                          since September
                                          2001

James R. Arnold         Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC (fka
615 E. Michigan Street  Secretary         Board annually;      Firstar Mutual Fund Services, LLC) since March 2002;
Milwaukee, Wisconsin                      Assistant            Senior Administration Services Manager, UMB Fund
53202 (46)*                               Secretary of FAF     Services, Inc. (fka Sunstone Financial Group, Inc.)
                                          since June 2003      from January 1997 through March 2002

Richard J. Ertel        Assistant         Re-elected by the    Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp Asset      Secretary         Board annually;      Inc. since May 2003; Associate Counsel, Hartford Life
Management, Inc                           Assistant            and Accident Insurance Company from April 2001 through
800 Nicollet Mall                         Secretary of FAF     May 2003; from January 1997 through March 2001,
Minneapolis,                              since June 2003      Attorney and Law Clerk, Fortis Financial Group
Minnesota 55402 (35)*

* Messrs. Schreier, Jordahl, Wilson and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAF. Mr. Ertel is Disclosure Counsel for the adviser. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of Directors, all composed entirely of independent directors: Audit Committee, Pricing Committee and Nominating Committee.

                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS             FISCAL YEAR
                 ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The Committee will recommend annually to the      Leonard Kedrowski (Chair)              8
                 Board of Directors a firm of independent                Roger Gibson
                 certified public accountants to audit the             Richard Riederer
                 books and records of the Fund for the ensuing         Virginia Stringer
                 year. In connection therewith, the Committee            (ex-officio)
                 will monitor that firm's performance,
                 including a review of each audit and review of
                 fees paid, confer with that firm as to the
                 Fund's financial statements and internal
                 controls,  evaluate the firm's independence,
                 review procedures to safeguard portfolio
                 securities, review the purchase by the Fund
                 from the firm of nonaudit services,
                 facilitate communications with management and
                 service providers and review the Fund's
                 back-up procedures and disaster recovery plans.

Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                8
Committee        portfolio securities for which market                 Leonard Kedrowski
                 quotations are not readily available, pursuant        Virginia Stringer
                 to procedures established by the Board of               (ex-officio)
                 Directors.

Nominating       The Committee is responsible for recommending     Richard Riederer (Chair)               2
Committee        to the Board of Directors (1) nominees for              Roger Gibson
                 election as directors, (2) a successor to the         James Wade Chair
                 when a vacancy occurs, and (3)                        Virginia Stringer
                 compensation plans and arrangements for the             (ex-officio)
                 directors; and reviewing with the Chair, the
                 Chair's recommended Committee assignments.
                 The nominating committee does not consider
                 nominees recommended by shareholders.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES IN FAF          THE FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------------- ------------------------------------------------
Roger Gibson                               $1 - $10,000                                 $10,001-$50,000
Leonard Kedrowski                       $50,001 - $100,000                               Over $100,000
Richard Riederer                           $1 - $10,000                               $50,001-$100,000
Joseph Strauss                             $1 - $10,000                                   Over $100,000
Virginia Stringer                          Over $100,000                                 Over $100,000
James Wade                               $10,001 - $50,000                                Over $100,000

         * The dollar range disclosed is based on the value of the securities as of October 1, 2002.

         As of October 1, 2002, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 4, 2003. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to the Fund:

         * the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund (which the Board believed are comprehensive in light of the nature of the Fund);

         * the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors (with the Board believing that the Fund's fees are in line with those of such other funds);

         * the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund (which the Board believed to be reasonable in light of the services provided), and the other benefits that may be received by the Advisor or its affiliates in providing services to the Fund;

         * the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that such total fees and expenses are in line with those of such other funds);

         * the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund (with the Board believing that the Fund's performance is generally satisfactory);

         * information and reports concerning the management and performance of the Fund which were provided to the Board on a regular basis throughout the course of the year;

         * an in-depth review of strategies and performance which the Board performs with respect to the Fund at least annually; and

         * the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Fund whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of the Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer and Kathleen L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2002. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

                                        AGGREGATE           PENSION OR                             TOTAL COMPENSATION
                                      COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM REGISTRANT AND
                                          FROM          ACCRUED AS PART OF      BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION             REGISTRANT (1)       FUND EXPENSES          RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Robert J. Dayton (3)                     $30,333              -0-                   -0-                $58,616
Andrew S. Duff (4)                          -0-               N/A                   N/A                    -0-
Roger A. Gibson, Director                52,835               -0-                   -0-                104,350
Andrew M. Hunter III, Director (5)       43,327               -0-                   -0-                 87,500
Leonard W. Kedrowski, Director           76,170               -0-                   -0-                153,825
John M. Murphy, Jr., Director (6)           -0-               N/A                   N/A                    -0-
Richard K. Riederer, Director            68,825               -0-                   -0-                133,000
Joseph D. Strauss, Director              53,170               -0-                   -0-                102,875
Virginia L. Stringer, Director &         90,564               -0-                   -0-                176,125
Chair
James M. Wade, Director                  49,807               -0-                   -0-                 96,250

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $25,836; Andrew M. Hunter III, $43,327; Leonard W. Kedrowski, $76,170; Joseph D. Strauss, $1,461; and Virginia L. Stringer, $12,813.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $52,175; Andrew
         M. Hunter III, $87,500; Leonard W. Kedrowski, $153,825; Joseph D. Strauss, $2,950; and Virginia L. Stringer, $25,875.

(3) Robert J. Dayton resigned from the Board of Directors of the Fund effective September 30, 2002.

(4) At the August 30, 2001 shareholder meeting, Andrew S. Duff was elected to the Board of Directors. Mr. Duff, who was an "interested person," did not receive any compensation and resigned from the Board of Directors on December 5, 2001.

(5) Andrew M. Hunter III resigned from the Board of Directors of the Fund effective December 31, 2002.

(6) As an "interested person," John M. Murphy did not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for his position on the Board of Directors. Mr. Murphy resigned from the Board of Directors of the Fund effective June 3, 2003.
----------------------

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

               INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor") (fka U.S. Bancorp Piper Jaffray Asset Management, Inc.), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly-owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2002, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $167.8 billion, consolidated deposits of $107.4 billion and shareholders' equity of $17.5 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), the Fund engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the Fund's assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the former terms of the Advisory Agreement, the Fund agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.35% of the Fund's average daily net assets (before any waivers). Effective as of the date of this Statement of Additional Information, the contractual investment advisory fee for the Fund has been reduced from an annual rate of 0.35% to an annual rate of 0.10%.

         On February 8, 2001, Firstar Investment Research & Management Co., a Wisconsin limited liability company ("FIRMCO"), became affiliated with FAAM when its parent corporation, Firstar Corporation, merged with U.S. Bancorp. On May 2, 2001, FAAM and FIRMCO combined operations to form the Advisor and assigned to the Advisor all related advisory agreements. Prior to May 2, 2001, the Fund was advised by, and paid advisory fees to, FAAM.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Fund as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for the Fund through September 30, 2003. This waiver is set forth in the Fund's Prospectus. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Advisor has agreed to a contractual fee cap of 0.20% through September 30, 2004 for the Class Z Shares of the Fund. This expense limit on the annual operating expenses of the Class Z Shares of the Fund may be terminated at any time after September 30, 2004 upon prior notice to FAF's Board of Directors.

         The following table sets forth total advisory fees before waivers and after waivers for the Fund for the fiscal years/periods ended September 30, 2000, September 30, 2001 and September 30, 2002:

                               FISCAL YEAR/PERIOD ENDED        FISCAL YEAR/PERIOD ENDED          FISCAL YEAR/PERIOD ENDED
                                  SEPTEMBER 30, 2000              SEPTEMBER 30, 2001                 SEPTEMBER 30, 2002
                                  ------------------              ------------------                 ------------------
                             ADVISORY FEE   ADVISORY FEE    ADVISORY FEE     ADVISORY FEE        ADVISORY FEE   ADVISORY FEE
                            BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS    AFTER WAIVERS      BEFORE WAIVERS  AFTER WAIVERS
                            --------------  -------------  ---------------   -------------      --------------  -------------
Prime Obligations Fund      $ 47,309,640    $ 42,594,558     $ 53,447,173     $ 50,277,133       $ 63,970,910    $ 58,404,244

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (fka Firstar Mutual Fund Services, LLC) ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Fund, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Fund and serve as the Fund's Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as the Fund's transfer agent. The Fund pays the Administrators fees which are calculated daily and paid monthly, equal to the Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account. Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Fund. The Fund paid U.S. Bank fees which were calculated daily and paid monthly, equal to the Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Fund paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to January 1, 2000, SEI Investments Management Corporation served as the sole administrator for the Fund. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company. The Fund paid to SEI Investment Management a fee equal to (i) 0.070% of the Fund's average daily net assets until aggregate net assets of the Fund, Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, Treasury Reserve Fund and Ohio Tax Free Obligations Fund exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all such funds exceeded $8 billion.

         The following table sets forth total administrative fees, after waivers, paid by the Fund to U.S. Bank and SEI Investment Management Corporation for the fiscal years/periods ended September 30, 2000, September 30, 2001 and September 30, 2002:

                                         FISCAL YEAR/PERIOD ENDED   FISCAL YEAR/PERIOD ENDED  FISCAL YEAR/PERIOD ENDED
                                            SEPTEMBER 30, 2000         SEPTEMBER 30, 2001        SEPTEMBER 30, 2002
                                            ------------------         ------------------        ------------------
Prime Obligations Fund                          $ 6,937,700              $ 7,865,650                $ 21,526,137

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Fund's shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to October 1, 2001, SEI Investments Distribution Co. served as distributor for the predecessor fund to the Fund. The Distributor receives no compensation for distribution or shareholder servicing of the Class Z Shares.

         The Distributor serves as distributor for the Class Z pursuant to a Distribution Agreement dated October 1, 2001 (the "Distribution Agreement") between itself and the Fund.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Quasar received no compensation from the Fund during its most recent fiscal year.

CUSTODIAN AND AUDITORS

         Custodian. U.S. Bank (the "Custodian") acts as custodian of the Fund's assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and the Fund. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund's order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Fund.

         Auditors. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Fund's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999, September 30, 2000, September 30, 2001 and September 30, 2002.

                             PORTFOLIO TRANSACTIONS

         As the Fund's portfolio is exclusively composed of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Fund may authorize the Advisor to place brokerage orders with some brokers who help distribute the Fund's shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that the Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2002, the Fund paid no brokerage commissions to affiliated brokers. At September 30, 2002, the Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Fund under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

         CS First Boston (commercial paper)                   $ 149,874,000
         CS First Boston (notes)                                324,237,000
         Goldman Sachs (commercial paper)                        99,520,000
         Goldman Sachs (notes)                                  388,000,000
         JP Morgan Chase (commercial paper)                     199,553,000
         JP Morgan Chase (certificates of deposit)               99,990,000
         Merrill Lynch (notes)                                  200,023,000
         Morgan Stanley Dean Witter (notes)                     480,065,000
         Salomon Smith Barney (commercial paper)                348,949,000

                                  CAPITAL STOCK

         Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAF funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular fund or class, the shares of that fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of June 10, 2003, the directors and officers of FAF as a group owned less than one percent of the Fund's outstanding shares and the Fund was aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Fund:

                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A    CLASS B   CLASS C   CLASS D   CLASS I   CLASS S   CLASS Y
--------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
----------------------

USBANCORP PIPER JAFFRAY FOR THE SOLE BENEFIT OF       76.15
ITS CUSTOMERS
PRIME OBLIG A OMNIBUS ACCOUNT
ATTN:  TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

US BANK NA                                            10.71
ATTN CATHY NELSON
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402

BAND & CO                                              7.04
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

USBANCORP PIPER JAFFRAY FOR THE SOLE BENEFIT OF                  24.62
ITS CUSTOMERS
PRIME OBLIGATIONS B OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                  35.15
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

WELLS FARGO INVESTMENTS                                                    13.19
A/C 4583-5368
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 55402-1916

                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A    CLASS B   CLASS C   CLASS D   CLASS I   CLASS S   CLASS Y
--------------------------------------------------------------------------------------------------------------------------
USBANCORP PIPER JAFFRAY FOR THE SOLE BENEFIT OF                             9.14
ITS CUSTOMERS
PRIME OBLIGATIONS C OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                            98.19
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      62.74
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      27.02
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

USBANCORP PIPER JAFFRAY FOR THE SOLE BENEFIT OF                                                 6.64
ITS CUSTOMERS
PRIME OBLIGATIONS I OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                92.78
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                 7.22
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                          53.32
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK NA                                                                                                         20.13
ATTN CATHY NELSON
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402

                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A    CLASS B   CLASS C   CLASS D   CLASS I   CLASS S   CLASS Y
--------------------------------------------------------------------------------------------------------------------------
USBANCORP PIPER JAFFRAY FOR THE                                                                                    15.72
SOLE BENEFIT OF ITS CUSTOMERS
PRIME OBLIG INST Y OMNIBUS ACCOUNT ATTN TA
SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

BAND & CO                                                                                                          9.65
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

                        VALUATION OF PORTFOLIO SECURITIES

         The Fund's portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Fund's portfolio instruments based upon their amortized cost and the concomitant maintenance of the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Fund to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Fund to maintain a per share net asset value of $1.00. Such procedures will include review of the Fund's portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         The Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         The Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Fund's net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, the Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                         CALCULATION OF PERFORMANCE DATA

         The Fund may issue current yield quotations. Current yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

           365/7 EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1) ]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, the Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Fund are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Fund's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         Because Class Z Shares have not been offered previously, there is no yield and effective yield information relating to Class Z Shares.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Fund by 3:00 p.m. Central Time for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:00 p.m. Central Time will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem the Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem the Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Fund's investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

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         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2002 and the financial statements of FAF for the six-month period ended March 31, 2003 are incorporated herein by reference.


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